SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	1 Months Ended
	May 05, 2015	Apr. 21, 2015
Term Loan [Member]
Subsequent Event [Line Items]
Loans and Leases Receivable, Related Parties	$ 150,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Long-term Debt, Maturities, Repayment Terms	repayable in 18 months
Fourth Closing [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs		338,960
Stock Units Issued During Period		3,115,000
Proceeds From Issuance of Stock Units		$ 2,492,000
Stock Units Description		Each Unit consisted of one common share of BLC, and a warrant to purchase one common share of BLC at an exercise price of $1.40 per share exercisable for 4 years.
Fourth Closing [Member] | Broker warrants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.80
Warrant Exercisable Period		4 years
Class of Warrant or Right, Outstanding		311,500